SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

	As of December 31, and for the nine months ended December 31,
Item	2025	2024
Revenue	$653,365	$203,884
Cost of revenue	459,963	99,807
Gross profit	193,402	104,077
Operating expenses	6,093,304	342,202
Segment operating loss	(5,899,902)	(238,125)
Segment other income (expense)	(990)	(43,903)
Segment assets	16,099,098	501,547

	As of March 31, and for the years ended March 31,
Item	2025	2024	2023
Revenue	$202,007	$530,606	$1,099,225
Cost of revenue	113,376	355,664	750,740
Gross profit	88,631	174,942	348,485
Operating expenses	775,846	262,281	186,500
Segment operating income (loss)	(687,215)	(87,339)	161,985
Segment other income (expense)	(27,465)	(5,858)	12,283
Segment assets	367,927	353,920	181,415